Result of the Year - Share-based Compensation Costs - Additional Information (Details)	1 Months Ended														12 Months Ended
	Jan. 31, 2024 shares	Jul. 31, 2023 shares	Dec. 31, 2020 DKK (kr) shares yr kr / shares	Oct. 31, 2020 yr kr / shares	Sep. 30, 2020 shares yr kr / shares	Aug. 31, 2020 yr kr / shares	Jul. 31, 2020 kr / shares shares	Mar. 31, 2020 DKK (kr) shares	Aug. 31, 2019 yr Tradingday kr / shares	Jul. 31, 2019	Mar. 31, 2019 kr / shares shares	Jun. 30, 2018	Apr. 30, 2018 yr kr / shares shares	Nov. 30, 2017 kr / shares shares	Dec. 31, 2020 DKK (kr) shares yr Tradingday kr / shares	Dec. 31, 2019 DKK (kr) shares yr kr / shares	Dec. 31, 2018 DKK (kr) shares kr / shares	Jan. 01, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr															kr 27,258,000	kr 2,405,000	kr 2,145,000
Ordinary Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Offer price of investment share | kr / shares			kr 1												kr 1
Number of ordinary shares issued			34,697,703		3,650,000										34,697,703
Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement															As part of the CEO service agreement, Kim Stratton was granted 58,000 ordinary shares, which would vest if the Company’s share price increased to DKK 125 per share within three years from the date of employment.
Number of ordinary shares granted															58,000
Share price under vesting condition | kr / shares															kr 125
Vesting period															3 years
Date of grant of share-based payment arrangement															October 2019
Expected life of awards (years) | yr															3
Dividend yield (%)															0.00%
Weighted average share price (DKK) | kr / shares															kr 55.60
Fair value at valuation date (DKK 000) | kr			kr 1,900,000												kr 1,900,000
Major ordinary share transactions [member] | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued																		58,000
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of market price exceeds entry price per share															20.00%
2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Price per performance share | kr / shares															kr 1
Performance shares vesting period															4 years
Description of vesting requirements for share-based payment arrangement															Performance Shares will be allocated on a linear scale with maximum allocation triggered by an 80% increase in share price, whereas no Performance Shares will be allocated if the price of Orphazyme’s shares has increased 20% or less at the end of the vesting period.
Number of performance shares issuable			86,700												86,700
Price per matching share | kr / shares											kr 1				kr 1
Matching shares vesting period															1 year
Number of matching shares vested and issued											19.175
Expected life of awards (years) | yr													3.58
Weighted average share price (DKK) | kr / shares													kr 67.5
2017 LTIP | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum allocation of performance share															6
2017 LTIP | Other Participants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum allocation of performance share															4
2019 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years) | yr									3.42
Weighted average share price (DKK) | kr / shares									kr 62.6
2019 LTIP | Executive Management and Certain Key Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Price per matching share | kr / shares							kr 1
Number of matching shares vested and issued							31,250
2019 LTIP | Executive Management and Certain Key Employees | Performance Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of performance shares vest		125.000
2019 LTIP | Executive Management and Certain Key Employees | Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance shares vesting period										4 years
Matching shares vesting period										1 year
2020 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years) | yr			3.06	3.24	3.24	3.35
Weighted average share price (DKK) | kr / shares			kr 56.30	kr 68.50	kr 83.50	kr 90.10
2020 LTIP | Executive Management and Certain Key Employees | Performance Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of performance shares vest	489.757
LTIP Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price for each LTIP | kr / shares			kr 1												kr 1	kr 1	kr 1
Compensation expense | kr															kr 17,900,000	kr 2,100,000	kr 2,100,000
Number of equity instruments exercisable			172,488,000												172,488,000		14,875,000
Granted															172,488,000	31,250,000	4,300,000
RSUs exercise															31,250,000	19,175,000
LTIP Awards | Executive Management
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr															kr 8,200,000	kr 700,000	kr 1,100,000
Granted															52,865,000	6,250,000
RSUs exercise															6,250,000	9,000,000
2018 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Phantom shares performance period												4 years
Shares settlement description															2018 Phantom Shares Program, at the end of January 2024
Share based compensation cash award for each program is capped and cannot exceed a gross amount per employee per program | kr															kr 37,500
Expected life of awards (years) | yr															2.08	3.08
Weighted average share price (DKK) | kr / shares															kr 67.10	kr 68.60
Fair value at valuation date (DKK 000) | kr			kr 160,000												kr 160,000	kr 205,000
Phantom Shares Programs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr															kr 100,000	kr 300,000	kr 39,000
Phantom shares performance period															4 years
Entry price per share | kr / shares															kr 71.2	kr 61	kr 61
Number of trading days | Tradingday															10
Shares settlement description															The phantom shares will automatically be settled in cash at the end of January 2023
Number of equity instruments forfeited															0
Number of equity instruments expired															0
Number of equity instruments exercisable			0												0
RSUs forfeited															0
RSUs expired															0
Phantom Shares Programs | Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of increase in share price compared to entry price at grant date															20.00%
Number of shares receivable to each employee due to change in share capital structure or other significant events															144
Phantom Shares Programs | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares receivable to each employee due to change in share capital structure or other significant events															288
Number of shares expected to consist for participate in program															41,351	12,750
2019 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares settlement description															2019 Phantom Shares Program and at the end of January 2024 for the 2020 Phantom Shares Program by subtracting the entry price per share from the market price per share and multiplying the change by the total number of granted phantom shares, but only if Orphazyme’s market price per share at that date exceeds the entry price per share by at least 20%.
Share based compensation cash award for each program is capped and cannot exceed a gross amount per employee per program | kr															kr 75,000
Expected life of awards (years) | yr															3.08	4.00
Weighted average share price (DKK) | kr / shares															kr 67.10	kr 72.40
Fair value at valuation date (DKK 000) | kr			kr 293,000												kr 293,000	kr 347,000
Phantom Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of trading days | Tradingday															10
2019 RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement															The RSUs vest from the grant date to the date of the next annual general meeting.
Number of trading days | Tradingday									10
Exercise period									12 months
Weighted average share price (DKK) | kr / shares																kr 72.4
Fair value at valuation date (DKK 000) | kr																kr 232,000
2019 RSUs | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of annual base fee									50.00%
2020 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity-settled share-based compensation | kr								kr 156,000
Granted								15,177
Weighted average share price (DKK) | kr / shares															kr 67.10
Fair value at valuation date (DKK 000) | kr			1,913,000												kr 1,913,000
2020-2 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted					22,993
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr															kr 800,000	100,000	kr 0
Number of equity instruments forfeited															0
Number of equity instruments expired															0
Exercise period															1 year
Short-term liability | kr			kr 800,000												kr 800,000	kr 100,000	kr 800,000
RSUs forfeited															0
RSUs expired															0
RSUs exercise															5,781
Vesting Condition One | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued			6,000												6,000
Share price under vesting condition | kr / shares															kr 75
Vesting Condition Two | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued			12,000												12,000
Share price under vesting condition | kr / shares															kr 100
Vesting Condition Three | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued			40,000												40,000
Share price under vesting condition | kr / shares															kr 125
CMO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of maximum amount corresponding to current annual base salaries to subscribe offer shares at offer price														15.00%
CEO, CFO, and CSO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of maximum amount corresponding to current annual base salaries to subscribe offer shares at offer price														20.00%
Executive Management as well as Certain Key Employees | 2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of investment shares subscribed														14,875
Offer price of investment share | kr / shares														kr 80
Key Employee | 2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of investment shares subscribed													4,300
Market price of investment shares | kr / shares													kr 67.5
Chairman of Board | 2020-3 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted			4,351